Equity-accounted Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity-accounted Investments	Investment in and Advances to Equity-Accounted Joint Venture
The Company has a 50% economic interest in a joint venture arrangement (the High-Q joint venture), which is jointly controlled by the Company and Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong). The High-Q joint venture owned one 2013-built VLCC, which the Company purchased in August 2025. Following completion of the purchase, the VLCC continues to trade on spot voyage charters in a pool managed by a third party. In connection with the vessel purchase by the Company, in August 2025, the joint venture fully repaid a $15.0 million outstanding loan balance with a financial institution. The first-priority mortgage associated with this loan and the Company's guarantee on 50% of the outstanding loan balance were both terminated subsequent to the loan repayment.

For the year ended December 31, 2025, the Company recorded equity income of $1.3 million (2024 - $2.8 million, 2023 - $3.4 million), which comprises its share of net income from the High-Q joint venture.

During the year ended December 31, 2025, the Company received a cash distribution from the joint venture in the amount of $25.6 million, of which $0.4 million was used to fully repay the its advances to the joint venture. The net cash distribution of $25.2 million was $8.3 million in excess of the $16.9 million carrying amount of the Company's investment in the equity-accounted joint venture, which had been previously written down by $11.6 million at the end of 2021 to its fair value at that time. Upon the Company's receipt of the cash distribution, the Company reduced the related investment balance to nil and recognized the excess amount of $8.3 million as part of equity income and gain on distribution from equity-accounted investment in the Company's consolidated statement of income for the year ended December 31, 2025. The Company does not have a contractual obligation to return any of the distribution received or to provide additional financial support to the joint venture.

As at December 31, 2025, the joint venture no longer had any operational activities and is expected to be unwound during the first half of 2026. As at December 31, 2025 and 2024, the Company had a total investment in and advances to its equity-accounted joint venture of nil and $16.0 million, respectively (Note 11).